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                     MORGAN STANLEY GLOBAL DIVIDEND GROWTH
                                  SECURITIES
                          1221 Avenue of the Americas
                            New York, New York 10020


                                                 August 3, 2005


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:  Morgan Stanley Global Dividend Growth Securities
     File Number - 33-59004
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 29, 2005.


                                                 Very truly yours,
                                                 /s/ Alice J. Gerstel
                                                     ----------------
                                                 Alice J. Gerstel
                                                 Assistant Secretary


cc: Amy R. Doberman, Esq.
    Larry Greene